Borrowings - Summary of Borrowings under Credit Facilities (Detail) $ in Millions, $ in Millions, $ in Millions		12 Months Ended
	May 09, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 AUD ($)	Sep. 26, 2023 AUD ($)	May 25, 2023 USD ($)	Apr. 15, 2021 USD ($)	Nov. 19, 2020 AUD ($)	Jul. 25, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,236.5		$ 1,079.3
Repayments of borrowings		(650.9)		(197.9)	$ (644.2)
Variable rate with exposure to repricing (six months or less)		239.4		83.5
Fixed rate with no exposure to repricing		997.1		995.8
Committed		1,687.8		1,804.3
Uncommitted		74.4		80.0
Undrawn borrowing facilities net		1,762.2		1,884.3
Undrawn borrowing facilities		1,687.8		1,804.3
– within one year
Disclosure of detailed information about borrowings [line items]
Committed		166.5		532.8
– later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed		0.0		766.5
– later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed		0.0		45.0
– later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Committed		1,521.3		460.0
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		1,212.6		1,079.3
Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		1,236.5		1,079.3
Canadian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		23.9		0.0
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 500.0		$ 500.0
Borrowings maturity, term	5 years	5 years	5 years	5 years
Borrowings		$ 499.6		$ 498.8
US$500 million 5-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		499.6		498.8	497.9
Unwinding of transaction costs		0.8		0.9
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 500.0		$ 500.0
Borrowings maturity, term	10 years	10 years	10 years	10 years
Borrowings		$ 497.5		$ 497.0
US$500 million 10-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		497.5		497.0	496.7
Unwinding of transaction costs		0.5		0.3
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		150.0
Borrowings		83.5		83.5
US$150 million revolving senior secured credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 150.0
US$150 million revolving senior secured credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		83.5		83.5	83.5
A$500 million syndicated revolving credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Borrowings		0.0		0.0
A$500 million syndicated revolving credit facility – old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings										$ 500
A$500 million syndicated revolving credit facility – old | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		0.0		0.0
Proceeds from borrowings		247.1		181.5
Repayments of borrowings		(247.0)		(172.9)
Translation adjustment		(0.1)		(8.6)
A$500 million syndicated revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Borrowings		0.0		0.0
A$500 million syndicated revolving credit facility – new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 500
A$500 million syndicated revolving credit facility – new | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		0.0		0.0
Proceeds from borrowings		160.8			$ 0.0
Repayments of borrowings		(162.9)		0.0
Translation adjustment		2.1		0.0
US$1,200 million revolving credit facilities – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		1,200.0									$ 1,200.0
Borrowings		0.0		0.0
US$1,200 million revolving credit facilities – old | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		0.0		0.0
Proceeds from borrowings		241.0		25.0
Repayments of borrowings		(241.0)		(25.0)
A$1,200 million revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		1,200.0						$ 1,200.0
Borrowings		155.9		0.0
Proceeds from borrowings		155.9
A$1,200 million revolving credit facility – new | Windfall Project
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		23.9	$ 31.6
A$1,200 million revolving credit facility – new | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings		155.9		0.0
Proceeds from borrowings		$ 155.9		$ 0.0